Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of basic earnings per share
1)	Basic earnings per share for the years ended December 31, 2019, 2018 and 2017 are calculated as follows:

(In millions of won, except for share data)
	2019		2018	2017
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	￦	889,907	3,127,887	2,599,829
Interest on hybrid bonds		(14,766)	(15,803)	(16,840)

Profit attributable to owners of the Parent Company on common shares		875,141	3,112,084	2,582,989
Weighted average number of common shares outstanding		72,064,159	70,622,976	70,609,160

Basic earnings per share (in won)	￦	12,144	44,066	36,582

Weighted average number of common shares outstanding
2)	The weighted average number of common shares outstanding for the years ended December 31, 2019, 2018 and 2017 are calculated as follows:

(In shares)
	2019
	Issued shares	Treasury shares	Number of common shares outstanding at December 31	Weights	Weighted average number of common shares
Issued shares at January 1	80,745,711	(8,875,883)	71,869,828	365/365	71,869,828
Disposal of treasury shares	—	1,266,620	1,266,620	56/365	194,331

					72,064,159

(In shares)
	2018
	Issued shares	Treasury shares	Number of common shares outstanding at December 31	Weights	Weighted average number of common shares
Issued shares at January 1	80,745,711	(10,136,551)	70,609,160	365/365	70,609,160
Disposal of treasury shares	—	1,260,668	1,260,668	4/365	13,816

					70,622,976

(In shares)
2017
Number of common shares
Issued shares at January 1	80,745,711
Treasury shares at January 1	(10,136,551)

70,609,160